Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	3,862,527	5,211,472
Exercised (in shares) | shares	(947,071)	(1,333,876)
Forfeited (in shares) | shares	0	(12,575)
Expired (in shares) | shares	(2,983)	(2,494)
Outstanding, end of year (in shares) | shares	2,912,473	3,862,527
Exercisable, end of year (in shares) | shares	2,912,473	3,699,805
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 74.53	$ 70.21
Excercised (in CAD per share) | $ / shares	65.45	57.38
Forfeited (in CAD per share) | $ / shares	0	97.84
Expired (in CAD per share) | $ / shares	84.91	98.65
Outstanding, end of year (in CAD per share) | $ / shares	77.48	74.53
Excercisable (in CAD per share) | $ / shares	$ 77.48	$ 73.51